                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.): [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FSI Group, LLC
Address: 441 Vine Street
         Suite 1300
         Cincinnati, Ohio 45202

13F File Number: 28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John M. Stein
Title: President
Phone: (513) 746-2200

Signature, Place, and Date of Signing:


/s/ John M. Stein                        Cincinnati, Ohio       March 1, 2010
-------------------------------------    ----------------    -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              -0-
Form 13F Information Table Entry Total:          46
Form 13F Information Table Value Total:    $149,491
                                        -----------
                                        (thousands)

List of Other Included Managers:               None


                                      -2-
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
           COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6 COLUMN 7        COLUMN 8
------------------------------ --------------- --------- -------- ------------------ -------- -------- ---------------------
                                                            FMV             SH\ PUT\   Inv.
        Name of Issuer          Title of Class   CUSIP    (000's) SH or PRN PRN CALL  Discr.  Oth Mgrs    Sole   Shared None
------------------------------ --------------- --------- -------- --------- --- ---- -------- -------- --------- ------ ----
AMERISERV FINANCIAL INC        COM             03074A102 $  3,524 2,110,000 SH       Sole              2,110,000
BANK OF AMERICA CORP           COM              60505104 $  7,921   525,989 SH       Sole                525,989
BCSB BANCORP                   COM             055367106 $  1,522   170,107 SH       Sole                170,107
CITIZENS REPUBLIC BANCORP      COM             174420109 $    983 1,424,480 SH       Sole              1,424,480
CITIZENS COMMUNITY BANCORP     COM             174903104 $    128    37,763 SH       Sole                 37,763
CITY NATIONAL CORP             COM             178566105 $  4,516    99,031 SH       Sole                 99,031
CME GROUP                      COM             12572Q105 $  3,081     9,172 SH       Sole                  9,172
COMERICA INC.                  COM             200340107 $  5,914   200,000 SH       Sole                200,000
COMMONWEALTH BANCSHARES        COM             202736104 $    787   463,235 SH       Sole                463,235
COMMUNITY BANKERS TRUST        COM             203612106 $  1,852   568,000 SH       Sole                568,000
FBR CAPITAL MARKETS            COM             30247C301 $  6,119   990,127 SH       Sole                990,127
FIRST CITIZEN NC               CL A            31946M103 $  3,151    19,210 SH       Sole                 19,210
FIRST FINANCIAL BANCORP        COM             320209109 $  4,196   288,157 SH       Sole                288,157
FIRST FRANKLIN CORP            COM             320272107 $    322    40,274 SH       Sole                 40,274
FIRST KEYSTONE FINANCIAL       COM             320655103 $  2,614   221,515 SH       Sole                221,515
FIRST MIDWEST BANCORP          COM             320867104 $  2,157   198,062 SH       Sole                198,062
FIRST NIAGARA FINANCIAL        COM             33582V108 $  3,340   240,131 SH       Sole                240,131
FIFTH THIRD BANCORP            COM             316773100 $  3,440   352,825 SH       Sole                352,825
1ST UNITED BANCORP             COM             33740N105 $  1,428   200,000 SH       Sole                200,000
GENWORTH FINANCIAL             COM CL A        37247D106 $  3,542   312,049 SH       Sole                312,049
GREAT FLORIDA CLASS A          CL A            390528107 $    772 1,103,000 SH       Sole              1,103,000
GULFPORT ENERGY CORP.          COM NEW         402635304 $    528    46,150 SH       Sole                 46,150
INTERCONTINENTALEXCHANGE, INC. COM             45865V100 $  2,157    19,210 SH       Sole                 19,210
INTERNATIONAL ROYALTY CORP     COM             460277106 $    143    20,000 SH       Sole                 20,000
JMP GROUP INC                  COM             46629U107 $  1,296   133,333 SH       Sole                133,333
LAKELAND FINANCIAL CORP.       COM             511656100 $    854    49,515 SH       Sole                 49,515
LINCOLN NATIONAL               COM             534187109 $  7,792   313,171 SH       Sole                313,171
LEUCADIA NATIONAL CO           COM             527288104 $  2,303    96,825 SH       Sole                 96,825
NARA BANCORP                   COM             63080P105 $  3,969   350,000 SH       Sole                350,000
NORTHERN TRUST CORP            COM             665859104 $  3,373    64,370 SH       Sole                 64,370
NORTHWEST BANCORP              COM             667340103 $  7,019   622,819 SH       Sole                622,819
MACKINAC FINANCIAL CORP        COM             554571109 $  1,578   340,000 SH       Sole                340,000
MAIDEN HOLDINGS LTD            SHS             G5753U112 $  8,784 1,200,000 SH       Sole              1,200,000
MB FINANCIAL                   COM             55264U108 $  3,904   198,062 SH       Sole                198,062
MF GLOBAL LTD                  SHS             55277J108 $  2,402   345,603 SH       Sole                345,603
POPULAR INC                    COM             733174106 $  2,239   990,773 SH       Sole                990,773
PROTECTIVE LIFE CORP           COM             743674103 $  4,184   252,784 SH       Sole                252,784
PRUDENTIAL FINANCIAL           COM             744320102 $  3,919    78,764 SH       Sole                 78,764
REGIONS FINANCIAL              COM             7591EP100 $  6,855 1,295,852 SH       Sole              1,295,852
SOUTHERN NATIONAL BANCORP      COM             843395104 $  1,461   202,950 SH       Sole                202,950
STATE STREET CORP              COM             857477103 $  3,234    74,273 SH       Sole                 74,273
TIDELANDS BANCSHARES           COM             886374107 $  1,110   300,000 SH       Sole                300,000
TRUSTMARK CORP                 COM             898402102 $  3,460   153,498 SH       Sole                153,498
UMPQUA HOLDINGS CORP           COM             904214103 $  5,057   377,092 SH       Sole                377,092
WASHINGTON BANKING CO          COM             937303105 $  5,970   500,000 SH       Sole                500,000
WELLS FARGO                    PERP PFD CONV A 949746804 $  4,590     5,000 SH       Sole                  5,000
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